Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 276	$ 309	$ 238
Other comprehensive (loss) income, net of tax:
Pension and postretirement benefit plans, net of tax	(15)	(91)	(61)
Unrealized loss on available-for-sale securities, net of tax	0	0	(2)
Foreign currency translation loss	5	(42)	(24)
Total other comprehensive (loss) income, net of tax	20	49	35
Comprehensive income	296	358	273
Less: comprehensive income attributable to non-controlling interests	16	15	14
Comprehensive income attributable to stockholders of UL Solutions	$ 280	$ 343	$ 259